RENEE M. HARDT ATTORNEY AT LAW +1 (312) 609-7616 rhardt@vedderprice.com	222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES

November 26, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:                             Touchstone Funds Group Trust
Post-Effective Amendment No. 74 under the Securities Act of 1933 and
Amendment No. 76 under Investment Company Act of 1940
File Nos. 033-70958 and 811-08104

To the Commission:

Touchstone Funds Group Trust (the “Trust”) is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A (Amendment No. 76 under the 1940 Act), including exhibits.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purposes of updating the principal investment strategies of Touchstone International Fixed Income Fund, updating the financial statements of the Trust and making certain other nonmaterial changes.  This Amendment is intended to become effective on January 30, 2015.

Please contact the undersigned at (312) 609-7616 or Linda M. French at (202) 312-3345 if you have any questions.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH/lmf
Enclosures